RELATED PARTY TRANSACTIONS - Founder Shares (Detail)				1 Months Ended		5 Months Ended
	May 10, 2021 USD ($) shares	Dec. 09, 2020 USD ($) Day $ / shares shares	Oct. 31, 2020	Mar. 31, 2021 shares	Feb. 28, 2021 shares	Mar. 08, 2021 Day shares	Sep. 30, 2021 shares	Mar. 10, 2021 shares	Dec. 31, 2020 shares
Class B Common Stock
Related Party Transaction [Line Items]
Common shares, shares outstanding						7,200,000	6,950,072		7,200,000
Common shares, shares issued						7,200,000	6,950,072		7,200,000
Shares subject to forfeiture				825,000		249,928	249,928		825,000
SUBSEQUENT EVENTS
Related Party Transaction [Line Items]
Shares subject to forfeiture								249,928
Sponsor
Related Party Transaction [Line Items]
Number of shares surrender					131,250
Sponsor | Class B Common Stock
Related Party Transaction [Line Items]
Number of shares surrender					131,250
Founder Shares
Related Party Transaction [Line Items]
Consideration received | $		$ 25,000
Consideration received, shares		5,750,000
Founder Shares | Class B Common Stock
Related Party Transaction [Line Items]
Share dividend				575,000
Common shares, shares outstanding				7,200,000	6,625,000
Common shares, shares issued				7,200,000	6,625,000
Founder Shares | Class B Common Stock | Over-allotment option
Related Party Transaction [Line Items]
Founder shares surrendered for cancellation	249,928
Consideration | $	$ 0
Founder Shares | SUBSEQUENT EVENTS
Related Party Transaction [Line Items]
Share dividend				575,000	1,006,250
Common shares, shares outstanding				7,200,000	6,625,000
Common shares, shares issued				7,200,000	6,625,000
Founder Shares | SUBSEQUENT EVENTS | Class B Common Stock
Related Party Transaction [Line Items]
Share dividend				575,000	1,006,250
Common shares, shares outstanding				7,200,000	6,625,000
Common shares, shares issued				7,200,000	6,625,000
Founder Shares | Sponsor
Related Party Transaction [Line Items]
Share dividend					1,006,250
Percentage of issued and outstanding shares after the Initial Public Offering collectively held by initial stockholders			20.00%	20.00%
Restrictions on transfer period of time after business combination completion		1 year
Stock price trigger to transfer, assign or sell any shares or warrants of the company, after the completion of the initial business combination (in dollars per share) | $ / shares		$ 12.00
Threshold trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination | Day		20
Threshold consecutive trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination | Day		30
Threshold period after the business combination in which the 20 trading days within any 30 trading day period commences		150 days
Founder Shares | Sponsor | Over-allotment option
Related Party Transaction [Line Items]
Threshold consecutive trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination | Day		30
Founder Shares | Sponsor | Class B Common Stock
Related Party Transaction [Line Items]
Consideration received | $		$ 25,000
Consideration received, shares		5,750,000
Percentage of issued and outstanding shares after the Initial Public Offering collectively held by initial stockholders	20.00%
Restrictions on transfer period of time after business combination completion		1 year
Stock price trigger to transfer, assign or sell any shares or warrants of the company, after the completion of the initial business combination (in dollars per share) | $ / shares		$ 12.00
Threshold trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination | Day		20
Threshold consecutive trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination | Day		30				20
Threshold period after the business combination in which the 20 trading days within any 30 trading day period commences		150 days
Founder Shares | Sponsor | Class B Common Stock | Over-allotment option
Related Party Transaction [Line Items]
Shares subject to forfeiture									825,000